Other Current Assets - Schedule of Other Current Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Current Liabilities [Abstract]
Value-added tax recoverable	¥ 50,830,552		¥ 34,041,675
Deposits	2,202,904		2,361,968
Others	2,824,977		1,504,449
Total	¥ 55,858,433	$ 7,770,635	¥ 37,908,092